Mergers and Acquisitions (Fair Value Adjustments) (Detail) - Phoenix Bancorp Inc. [Member]	Mar. 01, 2015 USD ($)
Business Acquisition [Line Items]
Business Combination, Acquired Receivables, Fair Value	$ 112,816,000
Market rate adjustment	270,000
Credit fair value adjustment on pools of homogeneous loans	(1,461,000)
Credit fair value adjustment on impaired loans	(1,262,000)
Fair value of purchased loans	$ 110,363,000